11. SHAREHOLDERS' EQUITY: Schedule of Assumptions in Fair Value Measurement of Warrants (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Assumptions in Fair Value Measurement of Warrants
Year ended December 31, 2016
Expected life	0.03 – 0.56 years
Volatility	75% - 110%
Dividend yield	0%
Risk-free interest rate	0.61%